Subsequent Events - Additional Information (Detail) - Subsequent Event [Member]	Jan. 03, 2024 USD ($)
Subsequent Event [Line Items]
Deferred Underwriting Fee Payable	$ 26,250,000
Deferred Underwriting Fee Waived	$ 26,250,000